Inventories, Net	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories, Net	Inventories, Net
Inventories consisted of the following:

	December 31,
(in Millions)	2020	2019
Finished goods	$36.1	$45.3
Semi-finished goods	46.2	48.8
Raw materials, supplies, and other	23.3	19.3
FIFO inventory, net	$105.6	$113.4